Financial instruments and risk management - Summary of financial liabilities by categories (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [Abstract]
Trade and other payables	$ 5,922	$ 5,209
Increase (decrease) due to corrections of prior period errors [member]
Disclosure of financial liabilities [Abstract]
Trade and other payables		$ (177)